Investment in Affiliates - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 148,045	¥ 166,492
Investment in affiliates, market value	196,793	223,834
Investment in affiliates, dividends received	21,072	17,759	¥ 15,416
Investment in affiliates over underlying equity in net assets	¥ 112,977	¥ 135,897
Avolon Holdings
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	30.00%	30.00%
Kansai Airports
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%	40.00%